INCOME TAXES (Details 4) - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022
Deferred tax assets:
Net operating loss	$ (3,763)	$ (3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,263)	(1,753)
Deferred tax liabilities:
In-process research and development	25,602	30,198
Deferred tax liability	25,602	30,198
Net deferred tax liability	$ 23,339	$ 28,445